DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
DISCONTINUED OPERATIONS
Schedule of financial information of discontinued operations

The major classes of line items constituting operating results of discontinued operations included in the Company’s consolidated statements of comprehensive income (loss) were as follows for the year ended March 31, 2017, nine months ended December 31, 2017 and the year ended December 31, 2018.

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Net revenues	463,554,326	484,873,277	194,939,146
Cost of revenues	235,445,230	255,263,889	116,432,436
Operating expenses	99,797,557	101,413,368	104,587,110
Other income (loss)	(41,461,167)	3,962,257	6,929,814
Income (loss) from operations of discontinued operations, before income taxes	86,850,372	132,158,277	(19,150,586)
Income tax expense (benefit)	37,079,180	31,517,344	(199,617)
Income (loss) from operations of discontinued operations, net of income taxes	49,771,192	100,640,933	(18,950,969)
Gain from disposal of discontinued operations, net of income taxes	—	—	937,605,948
Income from discontinued operations, net of income taxes	49,771,192	100,640,933	918,654,979
Net loss attributable to non-redeemable non-controlling interests from discontinued operations	(253,405)	(352,101)	(10,608)
Net Income from discontinued operations attributable to ATA Inc.	50,024,597	100,993,034	918,665,587

The major classes of line items constituting assets and liabilities of discontinued operations were as follows as of December 31, 2017.

December 31, 2017
RMB
ASSETS
Cash and cash equivalents	202,612,448
Accounts receivable, net	100,052,120
Total current assets	310,014,014
Total assets	389,565,182

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other payables	54,096,372
Total current liabilities	111,721,090
Total liabilities	137,019,657

The condensed cash flows of the discontinued operations were as follows for the year ended March 31, 2017, nine months ended December 31, 2017, and the year ended December 31, 2018.

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	80,794,278	133,225,150	(25,108,520)
Net cash used in investing activities	(14,060,170)	(22,052,885)	(8,666,299)
Net cash used in financing activities	—	(93,811,830)	(21,098,633)